Net income per share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2014 Convertible notes USD ($)	Mar. 31, 2014 Convertible notes CNY	Mar. 31, 2013 Convertible notes CNY
Net income per share
Interest rate					7.00%	7.00%
Numerator:
Net income attributable to the Company	$ 21,218	131,903	112,447	131,980
Earnings allocated to participating convertible notes					(2,421)	(15,050)	(6,053)
Net income for basic and diluted net income per share	$ 18,797	116,853	106,394	131,980
Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share	73,003,248	73,003,248	71,527,698	73,897,177
Net income per share attributable to ordinary shares:
Basic	$ 0.26	1.60	1.49	1.79
Diluted	$ 0.26	1.60	1.49	1.79
Anti-dilutive ordinary shares					40,521,495	40,521,495	40,521,495